Income Tax - Income Tax Expense/ (Credit) in Consolidated Income Statement (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PRC income tax
Provision for the year	¥ 1,854	¥ 2,159	¥ 1,716
(Over)/ under-provision in prior year	(2)	35	48
Current tax expense	1,852	2,194	1,764
Deferred tax (Note 29)
Origination and reversal of temporary differences	314	(5,088)	(5,132)
Income tax expense/ (credit)	¥ 2,166	¥ (2,894)	¥ (3,368)